TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended
	May 25, 2023	May 31, 2023	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Apr. 14, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party receivables			$ 37,505			$ 37,505				$ 38,774
Total revenue from fees, net			185,685		$ 163,302	360,939		$ 321,627
Related party liabilities			$ 28,402			$ 28,402				49,496
Temporary equity, new issues (in shares)		60,000,000	60,000,000	[1]		60,000,000	[1]
Consideration received on sale	$ 75,000
Oak HC/FT Partners II, L.P.
Related Party Transaction [Line Items]
Noncontrolling owners, percentage of voting interest									3.00%
Oak HC/FT Partners II, L.P. | Pagaya Technologies Ltd.
Related Party Transaction [Line Items]
Noncontrolling ownership percentage									12.00%
Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. And Oak HC/FT Partners V-B, L.P | Private Placement
Related Party Transaction [Line Items]
Temporary equity, new issues (in shares)	60,000,000
Four Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage			65.00%
Three Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage					45.00%
Two Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage						33.00%		56.00%
Related Party
Related Party Transaction [Line Items]
Related party receivables			$ 37,127			$ 37,127				38,332
Total revenue from fees, net			148,198		$ 162,686	301,991		$ 321,011
Related party liabilities			647			647				636
Employees
Related Party Transaction [Line Items]
Related party liabilities			600			600				600
Assets | Related Party
Related Party Transaction [Line Items]
Related party receivables			91,100			91,100				87,800
Prepaid Expense And Other Assets, Noncurrent | Related Party
Related Party Transaction [Line Items]
Related party receivables			16,400			16,400				18,800
Securitization Vehicles | Related Party
Related Party Transaction [Line Items]
Related party receivables			76,600			76,600				83,000
Total revenue from fees, net			137,800		108,900	269,400		230,200
Other Financing Vehicles | Related Party
Related Party Transaction [Line Items]
Related party receivables			14,500			14,500				$ 4,700
Total revenue from fees, net			$ 10,400		$ 53,800	$ 32,500		$ 90,800

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.